Note 14 - Profit (Loss) Per Share (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Earnings per share [text block]
	Three months		Three months
	ended		ended
	June 30, 2020		June 30, 2019
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$82,098		$(269,971)
Dividend to preferred shareholders, net of tax	3,319		2,450
Earnings (loss) from continuing operations available to shareholders, net of tax	78,779		(272,421)
Basic weighted average shares outstanding	151,622,538		149,846,539
Basic earnings (loss) per share from continuing operations available to shareholders	$0.52		$(1.82)
Basic earnings (loss) per share available to shareholders	$0.50		$(1.85)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$78,779		$(272,421)
Adjustment for dilutive impact of convertible debentures	4,541		-
Adjusted earnings (loss) from continuing operations available to shareholders	$83,320		$(272,421)
Basic weighted average shares outstanding	151,622,538		149,846,539
Dilutive effect of:
Restricted share and performance bonus grants	2,222,576	1	3,123,247	1
Deferred share grants	203,185	1	184,546	1
Convertible debentures	39,574,831	1	30,662,288	1
Shares outstanding on a diluted basis	193,623,130		183,816,620
Diluted earnings (loss) from continuing operations per share available to shareholders	$0.43		$(1.82)
Diluted earnings (loss) per share available to shareholders	$0.41		$(1.85)